UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22978

Corsair Opportunity Fund
(Exact name of registrant as specified in charter)

366 Madison Avenue, 12th Floor New York, New York 10017
(Address of principal executive offices) (Zip code)

Thomas Hess Corsair Capital Management, L.P. 366 Madison Avenue, 12th Floor New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 949-3000

Date of fiscal year end: Sep 30

Date of reporting period: September 30, 2015

Item 1. Reports to Stockholders

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)

CORSAIR OPPORTUNITY FUND
(a Delaware Statutory Trust)

CORSAIR OPPORTUNITY FUND
(a Delaware Statutory Trust)

Schedule of Investments
As of September 30, 2015

Number of Shares		Value
	COMMON STOCKS – 88.1%
	AGRICULTURAL CHEMICALS – 0.2%
401	CF Industries Holdings, Inc.	$18,005
	AIRCRAFT & PARTS – 1.2%
1,693	Esterline Technologies Corp.[1]	121,710
	AIRLINES – 0.3%
428	Japan Airlines Co., Ltd.[2]	15,038
2,116	Republic Airways Holdings, Inc.[1]	12,230
		27,268
	AUTO PARTS – 0.0%
1,045	Jason Industries, Inc.[1]	4,577
	BASIC & DIVERSIFIED CHEMICALS – 4.6%
8,348	Huntsman Corp.	80,892
2,331	Innophos Holdings, Inc.	92,401
63	LyondellBasell Industries NV, Class A2	5,252
17,431	Olin Corp.	293,015
		471,560
	BUILDING SUB CONTRACTORS – 1.5%
6,181	Installed Building Products, Inc.[1]	156,256
	CABLE & SATELLITE – 1.6%
2,460	Liberty Global PLC1 2	100,909
1,425	Liberty Global PLC, Class A1 2	61,190
		162,099
	CATALOG & TV BASED RETAILERS – 1.1%
4,208	Liberty Interactive Corp. QVC Group, Class A1	110,376
	COAL OPERATIONS – 0.4%
3,074	Westmoreland Coal Co.[1]	43,313
	COMMERCIAL VEHICLES – 0.2%
686	Allison Transmission Holdings, Inc.	18,309
	COMMERCIAL & RESIDENTIAL BUILDING EQUIPMENT AND SYSTEMS – 0.1%
139	Honeywell International, Inc.	13,162
	COMMUNICATIONS EQUIPMENT – 3.8%
12,748	CommScope Holding Co., Inc.[1]	382,822
	CONSUMER FINANCE – 1.0%
1,101	Ally Financial, Inc.[1]	22,438
207	Capital One Financial Corp.	15,012
1,186	Discover Financial Services	61,660
		99,110
	CONTAINERS & PACKAGING – 1.1%
69,721	Orora Ltd.[2]	113,045
	DEFENSE PRIMES – 4.9%
6,848	Orbital ATK, Inc.	492,166

CORSAIR OPPORTUNITY FUND
(a Delaware Statutory Trust)

Schedule of Investments (continued)
As of September 30, 2015

Number of Shares		Value
	DIVERSIFIED BANKS – 0.9%
1,893	Citigroup, Inc.	$93,912
	ELECTRICAL POWER EQUIPMENT – 1.5%
1,984	Babcock & Wilcox Enterprises, Inc.[1]	33,331
4,587	BWX Technologies, Inc.	120,914
		154,245
	ENTERTAINMENT CONTENT – 1.0%
2,313	CBS Corp., Class B	92,289
147	Time Warner, Inc.	10,106
		102,395
	ENTERTAINMENT FACILITIES – 0.8%
1,840	Six Flags Entertainment Corp.	84,235
	EXPLORATION & PRODUCTION – 0.1%
88	Occidental Petroleum Corp.	5,821
	FLOW CONTROL EQUIPMENT – 1.1%
2,153	Pentair PLC[2]	109,889
	FOOD & DRUG STORES – 1.3%
531	CVS Health Corp.	51,231
1,010	Walgreens Boots Alliance, Inc.	83,931
		135,162
	FOOD SERVICES – 3.3%
11,312	Aramark	335,288
	HEALTH CARE FACILITIES – 1.5%
9,689	Kindred Healthcare, Inc.	152,602
	HEALTH CARE SERVICES – 0.1%
2,017	Enzo Biochem, Inc.[1]	6,394
	HOUSEHOLD PRODUCTS – 1.7%
3,654	Clearwater Paper Corp.[1]	172,615
	INDUSTRIAL DISTRIBUTORS & RENTAL – 2.8%
9,902	HD Supply Holdings, Inc.[1]	283,395
	INFORMATION SERVICES – 3.4%
11,920	IMS Health Holdings, Inc.[1]	346,872
	INSTITUTIONAL TRUST, FIDUCIARY & CUSTODY – 0.6%
943	State Street Corp.	63,379
	INSURANCE BROKERS – 3.3%
3,720	Aon PLC[2]	329,629
	INTERNET BASED SERVICES – 0.4%
1,065	Liberty Ventures[1]	42,973
	INTERNET MEDIA – 3.0%
4,713	IAC/InterActiveCorp	307,617

CORSAIR OPPORTUNITY FUND
(a Delaware Statutory Trust)

Schedule of Investments (continued)
As of September 30, 2015

Number of Shares		Value
	LIFE INSURANCE – 4.3%
463	MetLife, Inc.	$21,830
10,693	Voya Financial, Inc.	414,568
		436,398
	LIFE SCIENCE EQUIPMENT – 1.7%
6,577	VWR Corp.[1]	168,963
	LODGING – 0.6%
1,857	Diamond Resorts International, Inc.[1]	43,435
313	Marriott International, Inc., Class A	21,347
		64,782
	MARINE SHIPPING – 0.2%
203	Hornbeck Offshore Services, Inc.[1]	2,747
603	Teekay Corp.[2]	17,873
		20,620
	MORTGAGE FINANCE – 0.7%
5,176	Nationstar Mortgage Holdings, Inc.[1]	71,791
	OTHER COMMERCIAL SERVICES – 4.0%
11,510	KAR Auction Services, Inc.	408,605
159	Tricon Capital Group, Inc.[2]	1,226
		409,831
	PROPERTY & CASUALTY INSURANCE – 2.3%
545	AmTrust Financial Services, Inc.	34,324
799	Berkshire Hathaway, Inc., Class B1	104,190
166	Loews Corp.	5,999
4,681	National General Holdings Corp.	90,296
		234,809
	POWER GENERATION – 1.5%
10,108	Calpine Corp.[1]	147,577
	PUBLISHING & BROADCASTING – 5.3%
410	Liberty Media Corp., Class A1	14,645
18,553	News Corp.	234,139
11,239	Sinclair Broadcast Group Inc., Class A	284,572
		533,356
	REAL ESTATE SERVICES – 2.1%
25,976	Countrywide PLC[2]	197,246
485	Realogy Holdings Corp.[1]	18,251
		215,497
	REFINING & MARKETING – 0.5%
280	Phillips 66	21,515
248	Tesoro Corp.	24,116
		45,631

CORSAIR OPPORTUNITY FUND
(a Delaware Statutory Trust)

Schedule of Investments (continued)
As of September 30, 2015

Number of Shares		Value
	REINSURANCE – 0.4%
682	Endurance Specialty Holdings Ltd.[2]	$41,622
	REIT – 6.2%
1,873	Equity Commonwealth[1]	51,020
9,048	Rouse Properties, Inc.	140,968
8,805	Ryman Hospitality Properties, Inc.	433,470
		625,458
	RENEWABLE ENERGY EQUIPMENT – 0.0%
185	SunEdison, Inc.[1]	1,328
	SPECIALTY CHEMICALS – 8.9%
9,625	Axalta Coating Systems Ltd.1 2	243,897
13,278	Chemtura Corp.[1]	380,016
23,198	Globe Specialty Metals, Inc.	281,392
113	Valhi, Inc.	214
		905,519
	TELECOM CARRIERS – 0.5%
2,112	Quebecor, Inc., Class B	46,228
	WASTE MANAGEMENT – 0.1%
323	Clean Harbors, Inc.[1]	14,202
	TOTAL COMMON STOCKS
	(Cost $9,471,645)	8,943,813
	INVESTMENT COMPANIES / ETFS – 0.7%
	INVESTMENT MANAGEMENT – 0.7%
378	SPDR S&P 500 ETF Trust	72,436
	TOTAL INVESTMENT COMPANIES / ETFS
	(Cost $73,190)	72,436
	MUTUAL FUNDS – 0.1%
	INVESTMENT COMPANIES – 0.1%
1,448	OFS Capital Corp.	14,828
	TOTAL MUTUAL FUNDS
	(Cost $16,752)	14,828
	SHORT-TERM INVESTMENTS – 33.6%
	MONEY MARKET FUNDS – 33.6%
3,414,029	Federated Treasury Obligations Fund 0.01%[3]	3,414,029
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,414,029)	3,414,029
	TOTAL INVESTMENTS –122.5%
	(Cost $12,975,616)	12,445,106
	Liabilities in Excess of Other Assets – (22.5)%	(2,286,418)
	TOTAL NET ASSETS –100.0%	$10,158,688

CORSAIR OPPORTUNITY FUND
(a Delaware Statutory Trust)

Schedule of Investments (continued)
As of September 30, 2015

Number of Shares		Value
	SHORT SECURITIES – (6.3)%
	COMMON STOCKS – (1.7)%
	AIRLINES – (0.1)%
(3,975)	ANA Holdings, Inc.[2]	$(11,080)
	AUTO PARTS – (0.1)%
(141)	Dorman Products, Inc.[1]	(7,175)
	BASE METALS – 0.0%
(356)	Alcoa, Inc.	(3,439)
	BUILDING MAINTENANCE SERVICES – (0.1)%
(228)	Healthcare Services Group, Inc.	(7,684)
	COMMUNICATIONS EQUIPMENT – 0.0%
(44)	Rovi Corp.[1]	(462)
	CONSTRUCTION & MINING MACHINERY – 0.0%
(60)	Joy Global, Inc.	(896)
	ELECTRICAL POWER EQUIPMENT – (0.1)%
(520)	General Electric Co.	(13,114)
	ENTERTAINMENT FACILITIES – 0.0%
(55)	Live Nation Entertainment, Inc.[1]	(1,322)
	INTEGRATED OILS – (0.1)%
(80)	Exxon Mobil Corp.	(5,948)
	INTERNET BASED SERVICES – (0.1)%
(47)	Expedia, Inc.	(5,531)
(19)	TripAdvisor, Inc.[1]	(1,197)
		(6,728)
	OFFICE ELECTRONICS – 0.0%
(338)	Ricoh Co., Ltd.[2]	(3,394)
	OIL & GAS SERVICES & EQUIP – 0.0%
(113)	Tidewater, Inc.	(1,485)
	PROPERTY & CASUALTY INSURANCE – 0.0%
(86)	CNA Financial Corp.	(3,004)
	POWER GENERATION – 0.0%
(77)	TerraForm Power, Inc., Class A	(1,095)
	PROFESSIONAL SERVICES – 0.0%
(251)	HMS Holdings Corp.[1]	(2,201)
	PUBLISHING & BROADCASTING – (0.2)%
(4,230)	Sirius XM Holdings, Inc.[1]	(15,820)
	REFINING & MARKETING – (0.1)%
(225)	Valero Energy Corp.	(13,522)

CORSAIR OPPORTUNITY FUND
(a Delaware Statutory Trust)

Schedule of Investments (continued)
As of September 30, 2015

Number of Shares		Value
	REIT – (0.8)%
(713)	Host Hotels & Resorts, Inc.	$(11,273)
(380)	LaSalle Hotel Properties	(10,788)
(551)	National Retail Properties, Inc.	(19,985)
(199)	Realty Income Corp.	(9,431)
(114)	Simon Property Group, Inc.	(20,944)
(254)	Sunstone Hotel Investors, Inc.	(3,360)
		(75,781)
	TOTAL COMMON STOCKS
	(Proceeds $(188,897))	$(174,150)
	INVESTMENT COMPANIES / ETFS – (4.6)%
	INVESTMENT MANAGEMENT – (4.6)%
(502)	Energy Select Sector SPDR Fund	(30,723)
(3,127)	iShares Russell 2000 ETF	(341,469)
(254)	iShares Russell 2000 Growth ETF	(34,028)
(474)	iShares U.S. Real Estate ETF	(33,630)
(888)	SPDR S&P Homebuilders ETF	(30,396)
		(470,246)
	TOTAL INVESTMENT COMPANIES / ETFS
	(Proceeds $(505,696))	$(470,246)
	TOTAL SHORT SECURITIES
	(Proceeds $(694,593))	$(644,396)
[1]	Non-income producing security.
[2]	Security country not located in the United States or Canada.
[3]	The rate is the annualized seven-day yield at period end.

ETF – Exchange Traded Fund
PLC – Public Limited Company
REIT – Real Estate Investment Trust

See accompanying Notes to Financial Statements.

CORSAIR OPPORTUNITY FUND
(a Delaware Statutory Trust)

Graphical Illustration
As of September 30, 2015 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financials	21.8%
Materials	14.9%
Industrials	13.6%
Communications	11.8%
Consumer Discretionary	10.2%
Technology	7.2%
Health Care	3.2%
Consumer Staples	3.0%
Utilities	1.5%
Energy	0.9%
Total Common Stocks	88.1%
Short-Term Investments
Money Market Funds	33.6%
Mutual Funds
Financials	0.1%
Investment Companies / ETFs
Financials	0.7%
Total Investments	122.5%
Liabilities in Excess of Other Assets	(22.5)%
Total Net Assets	100.0%

Liabilities in Excess of Other Assets, -22.50%
Financials, 21.80%
Investment Companies / ETFs, 0.70%
Materials, 14.90%
Mutual Funds, 0.10%
Short-Term Investments, 33.60%
Industrials, 13.60%
Energy, 0.90%
Communications, 11.80%
Utilities, 1.50%
Consumer Discretionary, 10.20%
Consumer Staples, 3.00%
Health Care, 3.20%
Technology, 7.20%

CORSAIR OPPORTUNITY FUND
(a Delaware Statutory Trust)

Statement of Assets and Liabilities
As of September 30, 2015

Assets:
Investments at fair value (cost $12,975,616)	$12,445,106
Cash	1,637
Foreign cash (cost $14,358)	14,379
Cash deposited with broker for securities sold short	503,916
Receivables:
Dividends and interest	11,533
Investment securities sold	198,182
Due from Advisor	60,818
Prepaid expenses	3,910
Deferred offering costs	17,095
Total assets	13,256,576

Liabilities:
Securities sold short, at value (proceeds $694,593)	644,396
Payables:
Investment securities purchased	2,356,248
Professional fees	64,461
Fund administration	16,343
Transfer agent fees and expenses	2,820
Custody fees	4,555
Trustees' fees	4,945
Accrued other expenses	4,120
Total liabilities	3,097,888

Net Assets	$10,158,688

Net Assets Consist of:
Capital (unlimited shares authorized, 20,000,000 shares registered, $0.001 par value)	$10,906,017
Accumulated net investment loss	(43,755)
Accumulated net realized loss	(223,221)
Unrealized appreciation (depreciation) on:
Investments	(530,510)
Foreign currency translations	(40)
Securities sold short	50,197
Net Assets	$10,158,688

Shares
Shares of beneficial interest issued and outstanding	1,101,343
Net asset and redemption price value per share	$9.22
Maximum offering price per share (Net asset value per share divided by 0.97)[1]	$9.51
[1]	Reflects a maximum sales charge of 3.00%.

See accompanying notes to financial statements.

CORSAIR OPPORTUNITY FUND
(a Delaware Statutory Trust)

Statement of Operations
For the period from December 1, 2014
(commencement of operations) through September 30, 2015*

Investment Income:
Dividends (net of foreign withholding taxes of $978)	$77,719
Interest	330
Total investment income	78,049

Expenses:
Organizational expenses (See Note 4)	145,716
Management fees (see Note 4)	128,641
Offering costs (See Note 4)	83,546
Accounting and administration expenses	80,987
Audit expense	63,104
Legal expense	32,970
Custodian expense	22,973
Printing expense	15,471
Trustees' expense	14,945
Transfer agent expense	14,241
Dividends and interest on securities sold short	4,859
Insurance expense	2,165
Registration expense	1,632
Miscellaneous	5,925
Total expenses	617,175
Expenses waived and reimbursed from advisor (see Note 4)	(419,367)
Net expenses	197,808
Net investment loss	(119,759)

Realized and Unrealized Gain (Loss) on Investments and foreign currency:
Net realized gain (loss) on:
Investments	(221,028)
Foreign currency translations	1,664
Securities sold short	(1,836)
Total net realized loss	(221,200)
Change in unrealized appreciation (depreciation) on:
Investments	(530,510)
Foreign currency translations	(40)
Securities sold short	50,197
Total change in unrealized depreciation	(480,353)
Net realized and unrealized loss on investments, foreign currency translations and securities sold short	(701,553)

Net Decrease in Net Assets from Operations	$(821,312)
*	The Fund’s inception date was December 1, 2014. Prior to December 1, 2014, the Fund had been inactive except for matters related to the Fund's establishment, designation and planned registration.

See accompanying notes to financial statements.

CORSAIR OPPORTUNITY FUND
(a Delaware Statutory Trust)

Statement of Changes in Net Assets
For the period from December 1, 2014
(commencement of operations) through September 30, 2015*

Change in Net Assets From:
Operations:
Net investment loss	$(119,759)
Net realized loss on investments, foreign currency translations and securities sold short	(221,200)
Change in unrealized depreciation on investments, foreign currency translations and securities sold short	(480,353)
Net decrease in net assets resulting from operations	(821,312)

Capital Share Transactions:
Net proceeds from shares sold	10,880,000
Net increase from capital share transactions	10,880,000

Net change in net assets	10,058,688

Net Assets:
Beginning of period	100,000
End of period	$10,158,688

Accumulated net investment loss	$(119,759)

Transactions in Shares:
Issuance of shares	1,091,343
Net increase	1,091,343
*	The Fund’s inception date was December 1, 2014. Prior to December 1, 2014, the Fund had been inactive except for matters related to the Fund's establishment, designation and planned registration.

See accompanying notes to financial statements.

CORSAIR OPPORTUNITY FUND
(a Delaware Statutory Trust)

Financial Highlights
For the period from December 1, 2014
(commencement of operations) through September 30, 2015*

Per share income and capital changes for a share outstanding throughout the period.

Per Share Operating Performance:
Issuance of shares	$10.00
Change in net assets from operations:
Net investment loss	(0.11)
Net realized and unrealized loss on investments, foreign currency translations and securities sold short	(0.67)
Total change in net assets from operations	(0.78)
Net asset value, end of year	$9.22

Total return before incentive fees	(7.80)%[1]
Incentive fees	—
Total return after incentive fees	(7.80)%[1]

Ratios and Supplemental Data:
Net assets, end of year (in thousands)	$10,159

Ratio of expenses to average net assets:
Before fee waivers/reimbursement of expenses, inclusive of short dividend expense	6.91%[2]
After fee waivers/reimbursement of expenses, inclusive of short dividend expenses	2.31%[2]
Before fee waivers/reimbursement of expenses, exclusive of short dividend expense	6.85%[2]
After fee waivers/reimbursement of expenses, exclusive of short dividend expenses	2.25%[2]
Ratio of net investment loss to average net assets	(1.40)%[2]

Portfolio turnover rate	39%[1]
[1]	Not annualized.
[2]	Annualized for period less than one year, with the exception of non-recurring organizational costs.
*	The Fund’s inception date was December 1, 2014. Prior to December 1, 2014 the Fund had been inactive except for matters related to the Fund's establishment, designation and planned registration.

See accompanying notes to financial statements.

CORSAIR OPPORTUNITY FUND
(a Delaware Statutory Trust)

Notes to Financial Statements
September 30, 2015

1.   ORGANIZATION

Corsair Opportunity Fund (the “Fund”) was organized as a Delaware statutory trust on June 19, 2014 and is registered with the Securities and Exchange Commission (the “SEC”) as a closed-end, non-diversified management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is managed by Corsair Capital Management, L.P. (the “Adviser”), a Delaware limited partnership that is registered under the Investment Advisers Act of 1940, as amended.

The Fund’s investment objective is to achieve capital appreciation. The Fund pursues this objective by investing its assets primarily in long and short positions in equity securities of U.S. and Canadian companies. The Fund commenced investment operations on December 1, 2014. The Fund has established two classes of shares: Class A shares and Class I shares. Class I shares are offered to investors who meet certain requirements as discussed in the Fund’s prospectus. The Minimum initial investment in Class A shares is $50,000, and $10,000 increments thereafter.

As of September 30, 2015, the Adviser owns approximately 92% of the outstanding shares.

2.   SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards (“ASC”) Topic 946, Financial-Services Investment Companies. The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

(a)   Securities Valuations

Domestic exchange traded equity securities (other than options) that trade on NASDAQ are valued at their last reported composite sale prices as reported on such exchanges or, in the absence of any reported sale on a particular day, at their composite bid prices (for securities held long) or their composite ask prices (for securities held short), as reported by such exchanges. Securities traded on NASDAQ are valued: (i) at the NASDAQ Official Closing Price (“NOCP”) (which is the last trade price at or before 4:00:02 (EST) adjusted up to NASDAQ’s best offer price if the last trade is below such bid and down to NASDAQ’s best offer price if the last trade is above such offer price); (ii) if no NOCP is available, at the last sale price on NASDAQ prior to the calculation of the Fund’s net asset value; (iii) if no sale is shown on NASDAQ, at the bid price; or (iv) if no sale is shown and no bid price is available for a period of seven business days, the price will be deemed “stale” and the value will be at fair value as determined by the Board of Trustees (“Board”). Securities traded on a foreign securities exchange are valued at their last sale prices on the exchange where the securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities held short) as reported by that exchange.

Other securities for which market quotations are readily available are valued at their bid prices (or ask prices in the case of securities held short) as obtained from one or more dealers making markets for those securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by the Adviser under the supervision of the Board.

Debt securities (other than convertible securities) are valued in accordance with the procedures described above, which with respect to these securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuations for normal institutional size trading units. The Adviser monitors the reasonableness of valuations provided by the pricing service. Such debt securities with remaining maturities of 60 days or less are, absent unusual circumstances, valued at amortized cost.

If in the view of the Adviser, the bid price of a listed option or debt security (or ask price in the case of any such security held short) does not fairly reflect the market value of the security, the Adviser may value the security at fair value.

CORSAIR OPPORTUNITY FUND
(a Delaware Statutory Trust)

Notes to Financial Statements (continued)
September 30, 2015

All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of foreign securities are determined prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

On occasion, the values of foreign securities and exchange rates may be materially affected by events occurring before the Fund calculates its net asset value but after the close of the primary markets or exchanges on which foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest-rate change), issuer-specific (e.g., earnings report, merger announcement), or U.S. market-specific (e.g., a significant movement in the U.S. markets that is deemed to affect the value of foreign securities). When such an event materially affects the values of securities held by the Fund or its liabilities (including foreign securities for which there is a readily available market price), such securities and liabilities may be valued at fair value pursuant to procedures adopted in good faith by the Board.

(b)   Security Transactions and Related Investment Income

Investment transactions are accounted for on a trade date basis. Net realized gains and losses on securities are computed on a specific identification basis. Dividend income is recorded on the ex-dividend date or as soon as known if after the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair market value. Interest income and estimated expenses are accrued daily.

(c)   Share Valuation

The net asset value per share of each class of the Fund is calculated by dividing the value of the Fund’s assets attributable to that class less all liabilities (including accrued expenses but excluding capital and surplus) attributable to that class by the number of that class’ shares outstanding. The value of the net assets of each class of the Fund is determined on each business day as of the close of regular business of the NYSE in accordance with the procedures set forth below or as may be determined from time to time pursuant to policies established by the Board.

(d)   Foreign Currency Translation

All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of foreign securities are determined prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than in securities during each reporting period, and result from changes in the exchange rate.

(e)   Short Sales

The Fund may sell a security it does not own in anticipation that the price of the security will decline. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also

CORSAIR OPPORTUNITY FUND
(a Delaware Statutory Trust)

Notes to Financial Statements (continued)
September 30, 2015

may be required to pay a premium or an interest fee, which are recorded as interest expense. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Purchasing equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security’s value with respect to transactions in U.S. markets and varying (typically lower) percentages with respect to transactions in foreign markets.

(f)   Federal Income Taxes

The Fund intends to elect and to qualify each year to be treated as a regulated investment company under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. In order to so qualify, the Fund must meet certain requirements with respect to the sources of its income, the diversification of its assets and the distribution of its income. If the Fund qualifies as a regulated investment company, it will not be subject to federal income or excise tax on income it distributes in a timely manner to its shareholders in the form of investment company taxable income or net capital gain distributions.

At September 30, 2015, gross unrealized appreciation and depreciation of investments owned by the fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$12,998,482

Gross unrealized appreciation	$282,610
Gross unrealized depreciation	(835,986)

Net unrealized depreciation on investments	$(553,376)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

U.S. GAAP requires that certain components of net assets be reclassified between financial and tax reporting. The reclassifications have no effect on net assets or net asset value per share. For the period ended September 30, 2015 permanent differences in book and tax accounting have been reclassified to paid in capital, accumulated net investment income and accumulated net realized loss on investments as follows:

Paid-In Capital	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
(73,983)	76,004	(2,021)

CORSAIR OPPORTUNITY FUND
(a Delaware Statutory Trust)

Notes to Financial Statements (continued)
September 30, 2015

As of September 30, 2015 the components of accumulated earnings (deficit) on a tax basis for the funds were as follows:

Undistributed ordinary income	$2,187
Undistributed long-term gains	—
Tax accumulated earnings	2,187

Accumulated capital and other losses	$(246,275)

Unrealized depreciation on investments	(553,376)
Unrealized depreciation on foreign currency translations	(40)
Net unrealized appreciation on securities sold short	50,175

Total accumulated earnings (deficit)	$(747,329)

There were no distributions paid during the period from commencement to September 30, 2015.

As of September 30, 2015, the Fund had a short-term capital loss carryover of $200,354. To the extent that the Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

The Fund has $45,921 in Qualified late-year losses, which are deferred until fiscal year 2016 for tax purposes. Net late-year ordinary losses incurred after December 31 and within the taxable year and net late-year specified losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

(g)   Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. The Fund believes that the estimates utilized in preparing the financial statements are reasonable and prudent, however, actual results could differ from these estimates.

(h)   Distributions to Shareholders

The Fund intends to make annual distributions from its cash available for distribution, which consists of the Fund’s dividends and interest income after payment of Fund expenses, net option premiums and net realized and unrealized gains on stock investments. The Fund intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions are recorded on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. U.S. GAAP requires that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the calendar year, at which time it will be reported to the shareholders.

CORSAIR OPPORTUNITY FUND
(a Delaware Statutory Trust)

Notes to Financial Statements (continued)
September 30, 2015

3.	FAIR VALUE MEASUREMENTS AND DISCLOSURES

Under the provision of FASB ASC Topic 820, Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities;
•	Level 2 – other significant observable inputs (including quoted prices for similar investments); or
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used, as of September 30, 2015, in valuing the Fund’s assets:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$8,943,813	$—	$—	$8,943,813
Investment Companies/ETFS	72,436			72,436
Mutual Funds	14,828	—	—	14,828
Short-Term Investments	3,414,029	—	—	3,414,029
Total Assets	$12,445,106	$—	$—	$12,445,106
Liabilities	Level 1	Level 2	Level 3	Total
Common Stock	$(174,150)	$—	$—	$(174,150)
Investment Companies/ETFS	(470,246)	—	—	(470,246)
Total Liabilities	$(644,396)	$—	$—	$(644,396)

As of September 30, 2015, the Fund did not hold any Level 2 or 3 securities. Transfers into and out of all Levels are accounted for as of the end of the reporting period. For the period from December 1, 2014 (commencement of operations) through September 30, 2015, there were no transfers among Levels.

4.	INVESTMENT ADVISORY TRANSACTIONS AND AGREEMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Fund has entered into an investment management agreement with the Adviser. The Adviser is entitled to a management fee (the “Management Fee”), computed and payable monthly, in arrears, at an annual rate of 1.50% of the Fund’s net assets. The Management Fee is paid directly to the Adviser by the Fund. The Adviser has agreed to pay or absorb the ordinary operating expenses of the Fund (including organization and offering expenses, but excluding Distribution and Shareholder Servicing Fees, expenses on securities sold short, interest, brokerage commissions and extraordinary expenses of the Fund), to the extent necessary to limit the ordinary operating expenses of each class of shares of the Fund to 2.25% per annum of the average monthly net assets of such class of shares (the “Expense Limitation”). The Expense Limitation Agreement is in effect until terminated by the Fund.

The Fund incurred offering costs of $100,641 which are being amortized over a one-year period from December 1, 2014 (commencement of operations).

For the year ended September 30, 2015, the Adviser waived management fees and absorbed other Fund expenses totaling $419,367. The Adviser is permitted to seek reimbursement from the Fund for a period of three fiscal years following the fiscal year in which such reimbursements occurred. At September 30, 2015, the amount of these potentially recoverable expenses was $419,367. The Adviser may recapture all or a portion of this amount no later than September 30, 2018.

CORSAIR OPPORTUNITY FUND
(a Delaware Statutory Trust)

Notes to Financial Statements (continued)
September 30, 2015

The Fund also pays the Adviser a performance-based incentive fee (the “Incentive Fee”) after the end of each fiscal year of the Fund. The Incentive Fee is determined as of the end of the fiscal year in an amount equal to 20% of the amount by which the Fund’s net profits for all Fiscal Periods (as defined below) ending within or coterminous with the close of fiscal year exceed the balance of the loss carryforward account (as described below), without duplication for any Incentive Fees paid during such fiscal year.

The Fund also pays the Adviser an Incentive Fee in the event a Fiscal Period is triggered in connection with a share repurchase offer by the Fund, as described below. For purposes of calculating the Incentive Fee, net profits means the amount by which: (a) the net assets of the Fund as of the end of a Fiscal Period, increased by the dollar amount of shares of the Fund repurchased during the Fiscal Period (excluding shares to be repurchased as of the last day of the Fiscal Period after determination of the Incentive Fee) and by the amount of dividends and other distributions paid to shareholders during the Fiscal Period and not reinvested in additional shares (excluding any dividends and other distributions to be paid as of the last day of the Fiscal Period), exceeds (b) the net assets of the Fund as of the beginning of the Fiscal Period, increased by the dollar amount of shares of the Fund issued during the Fiscal Period (excluding any shares issued in connection with the reinvestment of dividends and other distributions paid by the Fund). Net assets means the total value of all assets of the Fund, less an amount equal to all accrued debts, liabilities and obligations of the Fund, determined in accordance with the valuation and accounting policies and procedures of the Fund.

“Fiscal Period” means each twelve-month period ending on the Fund’s fiscal year-end (or such other period ending on the Fund’s fiscal year-end in the event the Fund’s fiscal year is changed), provided that whenever the Fund conducts a share repurchase offer, the period of time from the last Fiscal Period-end through the effective date of the repurchase offer also constitutes a Fiscal Period. (Upon termination of the Advisory Agreement, the Fund will pay the Incentive Fee to the Adviser as if the date of effectiveness of such termination is the end of the Fund’s fiscal year). In the event that an Incentive Fee is payable with respect to a Fiscal Period that is not the Fund’s fiscal year-end due to the Fund’s share repurchases, the Incentive Fee will be determined as if the end of such Fiscal Period were the end of the Fund’s fiscal year, and only that portion of the Incentive Fee that is proportional to the Fund’s assets paid in respect of such share repurchases (not taking into account any proceeds from any contemporaneous issuance of shares of the Fund, by reinvestment of dividends and other distributions or otherwise) will be paid to the Adviser for such Fiscal Period. Since the Fund may conduct repurchase offers every month, Fiscal Periods could be triggered (and, therefore, a portion of the Incentive Fee, if any, would be payable to the Adviser) up to twelve times each fiscal year. For purposes of determining the Fund’s net asset value, the Incentive Fee is calculated and accrued daily as an expense of the Fund (as if each day is the end of the Fund’s fiscal year).

The Incentive Fee will be payable for a Fiscal Period only if there is no positive balance in the Fund’s loss carryforward account. The loss carryforward account is an account that will have an initial balance of zero upon commencement of the Fund’s operations and, thereafter, will be credited as of the end of each Fiscal Period with the amount of any net loss of the Fund for that Fiscal Period and will be debited with the amount of any net profits of the Fund for that Fiscal Period, as applicable. This is sometimes known as a “high water mark.”

Unlike a traditional high water mark incentive fee structure, the Incentive Fee is paid based on a loss carryforward account for the Fund as a whole and not loss carryforward accounts for each individual shareholder. This means that a shareholder is subject to the Incentive Fee as reflected in the net asset value of his or her shares, so long as the Fund did not have a positive balance in its loss carryforward account and had positive net profits at the end of a Fiscal Period.

As of September 30, 2015, there was no incentive fee payable in the Fund. During the period from December 1, 2014 (commencement of operations) through September 30, 2015, no Incentive Fee was paid to the Adviser.

Each Independent Trustee receives an annual retainer of $10,000 plus reimbursement of reasonable out-of-pocket expenses. Trustees that are “interested persons” do not receive any annual or other fee from the Fund. The officers of the Fund serve without compensation.

CORSAIR OPPORTUNITY FUND
(a Delaware Statutory Trust)

Notes to Financial Statements (continued)
September 30, 2015

5.   ADMINISTRATION AND CUSTODY AGREEMENT

UMB Fund Services, Inc., serves as administrator (the “Administrator”) to the Fund and provides certain accounting, administrative, record keeping and investor related services. The Fund pays a monthly fee to the Administrator based upon average net assets, subject to certain minimums.

UMB Bank, N.A. (the “Custodian”), an affiliate of the Administrator, serves as the primary custodian of the assets of the Fund, and may maintain custody of such assets with U.S. and non-U.S. sub-custodians, securities depositories and clearing agencies.

6.   INVESTMENT TRANSACTIONS

For the period from December 1, 2014 (commencement of operations) through September 30, 2015, total long-term purchases and sales amounted to $12,505,211 and $2,722,568, respectively. The total securities sold short and covered amounted to $752,963 and $58,370, respectively.

7.   INDEMNIFICATION

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, the Fund expects the risk of loss from such claims to be remote.

8.   RISK FACTORS

The Fund is subject to substantial risks, including general economic and market condition risks, liquidity risks and non-diversification risks. A further discussion of the risks associated with an investment in the Fund is provided in the Fund’s Prospectus and Statement of Additional Information.

Risk of Equity Securities: The Fund primarily invests in publicly-traded “equity securities,” which, for these purposes, means common and preferred stocks (including initial public offerings or “IPOs”), convertible securities, stock options (covered call and put options), warrants and rights. Thus, the value of the Fund’s portfolio will be affected by daily movements in the prices of equity securities. These price movements may result from factors affecting individual companies, industries or the securities markets as a whole. Individual companies may report poor results or be negatively affected by industry, regulatory and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, stock markets can be volatile at times, and stock prices can change drastically. This market risk will affect the Fund’s share price, which will fluctuate as the values of the Fund’s investment securities and other assets change. Not all stock prices change uniformly or at the same time, and not all stock markets move in the same direction at the same time.

Risk of Short Sales: Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. Positions in stocks sold short are more risky than long positions (purchases) in stocks because the maximum loss on a stock purchased is limited to the amount paid for the stock plus the transactions costs, where in the case of a short sale, there is no limit on the loss that may be incurred.

General Economic and Market Conditions Risk: General economic or market conditions may adversely affect the investments made by the Fund. In addition, a downturn or contraction in the global economy or in the capital markets, or in certain industries or geographic regions thereof, may restrict the availability of suitable investment opportunities for the Fund and/or the opportunity to liquidate any such investments, each of which could prevent the Fund from meeting its investment objective. A general economic downturn could also result in the diminution or loss of the investments made by the Fund. At the same time, market conditions could also increase the number of shares requested for repurchase by the Fund.

CORSAIR OPPORTUNITY FUND
(a Delaware Statutory Trust)

Notes to Financial Statements (continued)
September 30, 2015

Liquidity Risks: The Fund has no plans to list its shares on any securities exchange, and there is no assurance that any secondary market will develop for the Fund’s shares. Although the Fund may make monthly offers to repurchase its shares, a shareholder may not be able to liquidate its investment in the Fund within a timeframe suitable to that shareholder.

Non-Diversification: The Fund is a “non-diversified” investment company. Thus, there are no percentage limitations imposed by the 1940 Act on the portion of the Fund’s assets that may be invested in the securities of any one issuer. The portfolio of the Fund may therefore be subject to greater risk than the portfolio of a similar fund that diversifies its investments.

9.   PERIODIC REPURCHASE OFFERS

In order to provide a limited degree of liquidity to shareholders, the Adviser expects to recommend that the Fund make offers to repurchase up to 10% of its outstanding shares as of the end of each calendar month at its then-current net asset value. The Fund’s Board of Trustees, in its discretion, must approve each such offer (including the amount of the offer). There can be no assurance that the Fund will make such repurchase offers, nor that shareholders tendering shares for repurchase in any offer will have all of their tendered shares repurchased by the Fund. For the period from December 1, 2014 (commencement of operations) through September 30, 2015, the Fund made two Repurchase Offers dated August 18, 2015 and September 17, 2015 to be effective October 31, 2015 and November 30, 2015 respectively. No shares were tendered in connection with the repurchase offers.

10.   SUBSEQUENT EVENTS

Subsequent to September 30, 2015, the Fund made two repurchase offers dated October 16, 2015 and November 18, 2015 to be effective December 31, 2015 and January 31, 2016 respectively.

Management has evaluated subsequent events through the date the financial statements were issued and determined there were no other subsequent events that required disclosure in or adjustment to the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders
Corsair Opportunity Fund

We have audited the accompanying statement of assets and liabilities of Corsair Opportunity Fund (the “Fund”), including the schedule of investments, as of September 30, 2015, and the related statements of operations, the statement of changes in net assets, and the financial highlights for the period from December 1, 2014 (commencement of operations) through September 30, 2015. The financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments as of September 30, 2015, by correspondence with the custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Corsair Opportunity Fund as of September 30, 2015, the results of its operations, the changes in its net assets, and the financial highlights for the period December 1, 2014 (commencement of operations) through September 30, 2015, in conformity with accounting principles generally accepted in the United States of America.

New York, New York
November 30, 2015

EisnerAmper is an independent member of PKF North America
PKF North America is a member of PKF International Limited

CORSAIR OPPORTUNITY FUND
(a Delaware Statutory Trust)

Other Information (Unaudited)
September 30, 2015

Proxy Voting

A description of the policies and procedures that the Adviser uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12 month period ended June 30, 2015 is available: (i) without charge, upon request, by calling the Fund at 1-212-949-3000 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available, without charge and upon request, on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Qualified Dividend Income

For the period ended September 30, 2015, 100% of dividends to be paid from net investment income from the Fund, is designated as qualified dividend income.

Corporate Dividends Received Deduction

For the period ended September 30, 2015, 100% of the dividends to be paid from net investment income from the Fund, is designated as dividends received deduction available to corporate shareholders.

CORSAIR OPPORTUNITY FUND
(a Delaware Statutory Trust)

Other Information (Unaudited) (continued)
September 30, 2015

PRIVACY POLICY

The Fund’s policy with respect to non-public personal information of individual investors, Shareholders and prospective investors who invest in the Fund applies to individuals only and is subject to change.

Each individual investor provides the Fund with his or her personal information, such as his or her address, social security number, assets and/or income information, (a) in the subscription application and related documents required by the Fund to subscribe for Shares, (b) in correspondence and conversations with the Fund and its representatives, and (c) through transactions in the Fund.

The Fund does not disclose any of this non-public personal information about its investors or prospective or former investors to anyone, other than to its affiliates, such as the Portfolio Manager, and the Fund’s accountants, attorneys, auditors, brokers, regulators and certain service providers, in such case, only as necessary to facilitate the acceptance and management of the investor’s account with the Fund and the Fund’s relationship with the investor. The Fund will also disclose information about an individual investor if the investor directs the Fund to do so, if compelled to do so by law, or in connection with any government or self-regulatory organization request or investigation. For example, it may be necessary, under anti-money laundering and similar laws, to disclose information about an investor in order to accept subscriptions from the investor. The Fund may also disclose information an investor provides to the Fund to companies that perform marketing services on the Fund’s behalf, such as the Fund’s distributor and to third-party institutions with which the Fund engages in joint marketing. If such a disclosure is made, the Fund will require such third parties to treat the investor’s private information with confidentiality.

The Fund seeks to carefully safeguard individual investor private information and, to that end, restricts access to non-public personal information about investors to those employees and other persons who need to know the information to enable the Fund to provide services to the investor. The Fund maintains physical, electronic and procedural safeguards to protect individual investor non-public personal information.

CORSAIR OPPORTUNITY FUND
(a Delaware Statutory Trust)

Trustees and Officers (Unaudited)
September 30, 2015

The Board has overall responsibility for the management and supervision of the operations of the Fund and has approved the Fund’s investment program. It exercises similar powers, authority and responsibilities on behalf of the Fund as are customarily exercised by the board of directors of a registered investment company organized as a corporation, and has complete and exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund’s business. The Board also oversees the Fund’s risk management processes, primarily through the functions (described below) performed by the Audit Committee. The Trustees will not contribute to the capital of the Fund in their capacity as Trustees, but may subscribe for shares, subject to the eligibility requirements described in the Prospectus. The address of each Independent Trustee is 366 Madison Avenue, 12th Floor, New York, NY 10017.

Independent Trustees
Name and Age	Position(s) with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (1)	Other Trusteeships/ Directorships Held by Trustee
Gil Sadka, 38	Trustee	Indefinite/Since Inception	Associate Professor of Accounting, University of Texas	None (2)	None
Kenneth Rochlin, 46	Trustee	Indefinite/Since Inception	Administrator, Ramaz School	None (2)	None
(1)	“Fund Complex” means any two or more registered investment companies that: (i) share the same investment adviser or principal underwriter; and (ii) hold themselves out to investors as related companies for purposes of investment and investor services. Currently, the Fund is not part of any “Fund Complex.”
(2)	Other than the Fund.
Interested Trustees (1)
Name and Age	Position(s) with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee (1)	Other Trusteeships/ Directorships Held by Trustee
Thomas Hess, 42	Trustee, Chief Financial Officer and Chief Compliance Officer	Indefinite/Since Inception	Chief Operating Officer and Chief Compliance Officer, Corsair Capital Management, L.P.	None (2)	None
(1)	“Interested person” of the Fund or the Adviser, as defined by the 1940 Act. Mr. Hess is an interested person of the Fund due to his position as an officer of the Fund and the Adviser.
(2)	Other than the Fund.

Corsair Opportunity Fund
(a Delaware Statutory Trust)
366 Madison Avenue, 12th Floor
New York, New York 10017

Custodian
UMB Bank, N.A.
1010 Grand Blvd.
Kansas City, Missouri 64106

Fund Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Independent Auditor
EisnerAmper LLP
750 Third Avenue
New York, NY 10017

Fund Counsel
Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, NY 10036

Item 2. Code of Ethics

a)	The Registrant has adopted a code of ethics (the “Code”), as that term is defined in Item 2 of Form N-CSR, that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer, or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party. A copy of the Code is attached as an exhibit.
c)	There have been no amendments during the period covered by this report, to a provision of the code of ethics that applies to Registrant’s principal executive officer, principal financial offer, principal accounting officer, or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.
d)	The Registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to Registrant’s principal executive officer, principal financial offer, principal accounting officer, or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

Item 3. Audit Committee Financial Expert

The Registrant’s board has determined that Gil Sadka possess the technical attributes to qualify as an “audit committee financial expert” serving on the Registrant’s audit committee and designated Mr. Sadka as “audit committee financial expert.” Mr. Sadka is independent under the standards set forth in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

The aggregate fees billed for professional services by the principal accountant during the Registrant’s first and only fiscal period are as follows:

(a)	Audit Fees for Registrant.
Fiscal period ended September 30, 2015	$78,700(1)

(1)Includes fees related to the filing of the registration statement

(b)	Audit-Related Fees for Registrant. These fees were billed by the Registrant’s independent auditors for assurance and related services that were reasonably related to the performance of the audit of the Registrant’s financial statements.
Fiscal period ended September 30, 2015	$0
(c)	Tax Fees for Registrant. These fees were billed for professional services rendered by the Registrant’s independent auditors for tax compliance, tax advice, and tax planning.
Fiscal period ended September 30, 2015	$5,000
(d)	All Other Fees. The aggregate fees billed for the past two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.
Fiscal period ended September 30, 2015	$0
(e)	Audit Committee’s pre-approval policies and procedures.

(1) The Audit Committee has adopted pre-approval policies and procedures that require the Audit Committee to pre-approve all audit and non-audit services of the Registrant, including services provided to the Registrant’s investment adviser or any entity controlling, controlled by or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant with respect to any engagement that directly relates to the operations and financial reporting of the Registrant.

(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X: 0% of these fees were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	None.
(g)	None.
(h)	Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

PROXY VOTING POLICIES AND PROCEDURES

The Board has delegated the responsibility for voting proxies relating to portfolio securities held by the Corsair Opportunity Fund “the Fund” to the Adviser as part of the Adviser’s management of the Fund pursuant to the Advisory Agreement. The Adviser has adopted proxy voting policies and procedures to ensure that it votes proxies in a manner that serves the best interests of its clients, including the Fund. The following is a summary of the Adviser’s proxy voting policies and procedures.

The Adviser’s Portfolio Managers (either singly or jointly) will generally be responsible for determining how to vote all proxy statements the Adviser receives with respect to securities held by its clients (which includes the Fund). The Adviser currently retains a third party, Institutional Shareholder Services, Inc. (“ISS”), to assist the Adviser in voting proxies.

Proxies received by the Adviser with respect to securities held in its clients’ accounts will generally be voted by ISS. ISS may also abstain from voting such proxies. However, the Portfolio Managers may elect to vote such proxies and/or override ISS, and in such case, they will vote the proxies in the manner that the Portfolio Managers determine is in the best interests of each client account for which it is voting. In addition, the Portfolio Managers may determine to abstain from voting a proxy if they believe that such action is in the best interests of the applicable client.

The Portfolio Managers may take into account the following factors, among others, in determining if a specific proposal is in, or not opposed to, the best interests of the applicable clients: (a) management of the issuer’s views and recommendations on such proposal; (b) whether the proposal may have the effect of entrenching existing management and/or making management less responsive to shareholders’ concerns (e.g., instituting or removing a poison pill, classified board of directors and/or other anti-takeover measure); and (c) whether the Portfolio Managers believe that the proposal will fairly compensate management for its and/or the issuer’s performance.

Due to the size and nature of the Adviser’s operations and the Adviser’s limited affiliations in the securities industry, the Adviser does not expect that material conflicts of interest will arise between the Adviser and a client account over proxy voting. If the Adviser’s chief compliance officer (the “Chief Compliance Officer”) believes that a material conflict exists between the Adviser and any of its clients for which it is voting, the Adviser shall rely exclusively on ISS to vote such proxies (and the Portfolio Managers will not vote such proxies or override ISS’s vote).

Special considerations may apply in cases of conflicts of interest involving those funds that are deemed to constitute “plan assets” under the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). The Chief Compliance Officer will confer with appropriate ERISA counsel in such cases.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 will be reported on Form N-PX and be made available no later than August 31 of each year. Such information can be obtained (i) without charge, upon request, by calling the Fund (collect) at (212) 949-3000 and (ii) at the SEC’s website at http://www.sec.gov.

Item 8. Portfolio Managers of Closed-end Management Investment Companies

(a)(1)	Identification of Portfolio Manager(s) and Description of Role of Portfolio Manager(s)

The following table provides biographical information about the Portfolio Managers, who are primarily responsible for the day-to-day portfolio management of the Fund as of the date hereof:

Name and Age	Position(s) with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Steven Major, 47	Portfolio Manager	Indefinite/Since Inception	Managing Member of the General Partner, Corsair Capital Management, L.P.
Jay Petschek, 57	President and Principal Executive Officer, Portfolio Manager	Indefinite/Since Inception	Managing Member of the General Partner, Corsair Capital Management, L.P.

(a)(2)	Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

The following table provides information about portfolios and accounts, other than the Fund, for which the Portfolio Managers are primarily responsible for the day-to-day portfolio management as of September 30, 2015:

Registered Investment Companies Managed by each of the Portfolio Managers

Number Total	Total Assets	Number with Performance Based Fees	Total Assets with Performance- Based Fees
1	$207,570,040	N/A	N/A

Pooled Investment Vehicles Managed by each of the Portfolio Managers

Number Total	Total Assets	Number with Performance Based Fees	Total Assets with Performance- Based Fees
7	$1,041,416,761	7	$1,041,416,761

Other Accounts Managed by each of the Portfolio Managers

Number Total	Total Assets	Number with Performance Based Fees	Total Assets with Performance- Based Fees
1	$72,975,937	1	$72,975,937

Potential Conflicts of Interests

The investment activities of the Adviser for its own accounts and for other accounts it manages (collectively, “Other Accounts”) may give rise to conflicts of interest that may disadvantage the Fund. The Fund has no interest in these other activities of the Adviser. As a result of the foregoing, the persons that manage the Fund’s investments and their associated investment firms: (i) will be engaged in substantial activities other than on behalf of the Adviser and the Fund, (ii) may have differing economic interest in respect of such activities, and (iii) may have conflicts of interest in allocating their time and activity between the Fund and Other Accounts. Such persons will devote only so much of their time to the management of the Fund’s investments as in their judgment is necessary and appropriate.

There may be circumstances under which the Adviser will cause one or more of its Other Accounts to commit a different percentage of their respective assets to an investment opportunity than to which the Adviser will commit the Fund’s assets. There also may be circumstances under which the Adviser will consider participation by their Other Accounts in investment opportunities in which the Adviser does not intend to invest on behalf of the Fund, or vice versa.

(a)(3)	Compensation Structure of Portfolio Manager(s) or Management Team Members

Messrs. Major and Petschek’s compensation consists of periodic draws and the income from the profits of the Adviser. The level of the Adviser’s profitability in turn is dependent on the advisory fees and performance fees and allocations received from the Fund and other advisory clients.

(a)(4)	Disclosure of Securities Ownership

As of September 30, 2015, the Portfolio Managers did not own directly any shares of the Fund.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures

(a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the Registrant’s service provider.
(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Code of Ethics as required by Item 2. Filed herewith.
(a) (2)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.
(a)(3)	Not applicable.
(b)	Certification of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) of 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Corsair Opportunity Fund

By	/s/ Jay Petschek
Title	Jay Petschek, President and Principal Executive Officer

Date	12/8/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Jay Petschek
Title	Jay Petschek, President and Principal Executive Officer

Date	12/8/2015

By	/s/ Thomas Hess
Title	Thomas Hess, Principal Financial Officer

Date	12/8/2015